Other Current Liabilities	6 Months Ended
Jun. 30, 2026
Other Liabilities, Current [Abstract]
Other Current Liabilities

Note 6 – Other Current Liabilities:

	June 30	December 31
	2026	2025
Employees, salaries and related liabilities	430,943	462,110
Deferred Revenue (1)	85,690	133,436
Warranty provision	12,335	12,335
Advances from customers	492,237	181,895
Accrued expenses	311,525	165,110
Other payables	35,987	11,726
	1,368,717	966,612

(1) The following table shows the change in deferred revenue for the respective periods:

	June 30	December 31
	2026	2025
Balance at the beginning of the period	133,436	142,340
Deferred revenue relating to new sales	-	17,746
Revenue recognized during the period	(47,746)	(26,650)
Balance at the end of the period	85,690	133,436

Remaining Performance Obligations (“RPO”) represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be recognized as revenue in future periods. As of June 30, 2026, the total RPO amounted to $2.2M, which the Company expects to recognize in the future.